Putnam Investments
One Post Office Square
Boston, MA 02109
April 30, 2010

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	Putnam Variable Trust (the “Trust”) (Reg. Nos. (33-17486) (811-05346)), on behalf of Putnam VT
American Government Income Fund, Putnam VT Capital Opportunities Fund, Putnam VT Diversified
Income Fund, Putnam VT Equity Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam
VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Global Health Care Fund,
Putnam VT Global Utilities Fund, Putnam VT Growth and Income Fund, Putnam VT Growth
Opportunities Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International
Equity Fund, Putnam VT International Growth Fund, Putnam VT International Value Fund, Putnam VT
Investors Fund, Putnam VT Mid Cap Value Fund, Putnam VT Money Market Fund, Putnam VT New
Opportunities Fund, Putnam VT Research Fund, Putnam VT Small Cap Value Fund, Putnam VT Vista
Fund and Putnam VT Voyager Fund (each a “Fund” and together, the “Funds”).

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the above-referenced Trust, Post-Effective Amendment No. 42 to the Trust’s statement (the “Amendment”) pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”). The Amendment is electronically coded to show changes from the Trust’s prospectus and statement of additional information included in Post-Effective Amendment No. 41 to the Trust’s registration statement, which was filed on February 16, 2010 pursuant to Rule 485(a) under the Securities Act (the “485(a) filing”) and Rule 8b-16 under the Investment Company Act of 1940, as amended. These changes include the updating of financial statements and other information pursuant to Section 10(a)(3) of the Securities Act, as well as changes made in response to comments of the Staff of the Commission, which are summarized below.

1. On the back cover of the prospectus, please note that the SEC’s telephone number is 1-202-551-8090 and the last digits of the SEC’s zip code are 1520.

Response: The requested changes in the SEC’s telephone number and zip code have been incorporated on the back cover of the prospectus.

2. In Fund summaries—Fees and expenses, please consider reformatting the expense table to more closely conform to Form N-1A by providing a separate column for each share class, instead of a separate row for each share class.

Response: We respectfully decline to make the requested modification, as it would add significant length to this multi-fund prospectus and we believe the existing format clearly conveys all information required to be included in the table by Form N-1A.

3. In Fund summaries—Fees and expenses, please revise the footnote that currently reads: “Reflects projected expenses under a new management contract effective 1/1/10” to read: “Reflects the restated management fees as a result of a new management contract that was effective 1/1/10” to more closely conform to language contained in Form N-1A.

Response: The footnote has been revised to begin with an explicit reference to restatement, as follows: “Restated to reflect projected expenses under a new management contract effective 1/1/10….”

4. In Fund summaries—Fees and expenses, please revise the introduction to the Example to state that it assumes that you redeem or “hold” your shares, to more closely conform to language contained in Form N-1A.

Response: As requested, we have revised the introduction to the Example to state: “It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods.”

5. In Fund summaries—Investments, risks, and performance, please revise the first sentence of the introduction to “Performance” to state “The performance information below gives some indication of the risks associated with an investment in the fund by showing changes in the fund’s performance from year to year.”

Response: The sentence has been revised to read: “The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.”

6. (a) With regard to Fund summaries— Investments, risks, and performance for VT Global Equity Fund, please explain why it is appropriate to compare the Fund’s performance to returns of the index net of withholding taxes on reinvested dividends. Is there a comparable index that provides returns before foreign withholding tax? If so, why is it not the primary index for Putnam VT Global Equity Fund?

Response: Morgan Stanley Capital International (MSCI) publishes two versions of certain “total return” indices reflecting the reinvestment of dividends using two different methodologies: gross dividends (GD) and net dividends (ND). While both the GD and ND versions reflect reinvested dividends, they differ with respect to the manner in which taxes associated with dividend payments are treated. The GD version represents the maximum reinvested dividends by taking into account the entire dividend distributed to individuals resident in the country of the company (not including tax credits) before withholding taxes. As the Prospectus discloses, the ND version represents the minimum reinvested dividends by subtracting withholding taxes retained at the source for foreigners who do not benefit from a double taxation treaty.

Putnam Management believes that the ND version of the MSCI World Index generally better reflects the returns U.S. investors might expect were they to invest directly in the component securities of the index. We recognize that U.S. investors investing in certain foreign countries can benefit from double income tax treaties between those countries and the United States, and that such treaties generally can reduce (although not eliminate) withholding taxes from the non-treaty (statutory) rate to the treaty rate. If a treaty is in place, U.S. investors, including the Fund, are generally taxed at the treaty rate on dividends paid to them in respect of their foreign equity investments. The United States has entered into income tax treaties with most, but not all, of the foreign countries reflected in the MSCI World Index. For the countries included in the MSCI World Index that do not have an income tax treaty with the U.S., the GD and ND versions of the index are the same with respect to index components in those countries. For the countries in the MSCI World Index with which the U.S. has a treaty, the difference, if any, between the treaty rate of withholding on dividends and the non-treaty rate of withholding varies by country. In some cases, the treaty and non-treaty rates are the same (ranging from a rate of 0% to 15%) (so that the ND version should generally match the experience of a U.S. investor), and, in other cases, the treaty rate reduces (but does not eliminate) the non-treaty rate.

Accordingly, neither version of the index is necessarily a perfect proxy for most U.S. investors’ experience. However, because U.S. investors, including the Fund, in the component stocks of the MSCI World Index generally will be subject to foreign tax on dividends they receive on foreign component securities of the index, Putnam Management believes the ND version of the index is a more appropriate benchmark. As stated above, the applicable rate is either a treaty rate that is the same as the non-treaty rate, or a reduced treaty rate.

The fact that, when eligible, Putnam VT Global Equity Fund generally elects to permit eligible shareholders to claim a credit or deduction on their U.S. federal income tax returns for such investors’ share of certain qualified foreign withholding taxes withheld from the Fund in respect of its foreign portfolio securities does not affect this conclusion. If the Fund is eligible and elects in a particular taxable year to pass through its qualifying foreign taxes paid by or withheld from it during that year, its U.S. shareholders would include the amount of those foreign taxes in their gross income for U.S. federal income tax purposes, and, if taxable, claim a nonrefundable offsetting credit or deduction on their U.S. federal income tax return, provided they meet certain eligibility requirements. The purpose of this procedure is to place those shareholders in roughly the same position they would have been in had they paid the foreign taxes directly, not to put them in the same position as if the foreign tax had not been paid at all. Moreover, since the value of any credit or deduction on a U.S. investor’s U.S. income tax returns would not be reflected in the prospectus presentation of the Fund’s total return, quotations of the Fund’s total return are more appropriately compared to the ND version of the MSCI World Index (in that each reflects the effect of foreign withholding taxes).

We note that Instruction 5 to Item 27 of Form N-1A defines an “appropriate broad-based securities market index” as “one that is administered by an organization that is not an affiliated person of the Fund, its investment adviser, or principal underwriter, unless the index is widely recognized and used.” We note further that there is no suggestion in this definition that the calculation methodology employed by the unaffiliated organization maintaining such an index could prevent the index from being an appropriate broad-based securities market index. We understand that use of the ND versions of MSCI indices is common among registered investment companies (see, e.g., AllianceBernstein Global Growth Fund, Dodge & Cox International Stock Fund, Eaton Vance Tax-Managed Emerging Markets Fund, Munder International Equity Fund, Van Kampen Emerging Markets Fund, and Vanguard International Growth Fund). Finally, we note that the Fund’s disclosure clearly states which version of the MSCI World Index is shown, thereby eliminating any possibility of investor confusion.

(b) With regard to the indices used for Putnam VT Global Health Care Fund and Putnam VT Global Utilities Fund, if the Prospectus inadvertently omitted disclosure about the use of the ND version of the index, the same comment applies.

Response: The prospectus for the 485(a) filing did inadvertently omit disclosure about the use of index returns that reflect the deduction of withholding taxes on reinvested dividends for these two funds. As the rationale set forth above applies equally to these two funds, the disclosure has been added for the 485(b) filing.

7. In Fund summaries—Important additional information about all funds – Payments to insurance companies, please include the term “conflict of interest” in addressing the possible results of payments to intermediaries.

Response: As requested, we have revised the text to read: “These payments may create an incentive for the insurance company to include the fund, rather than another investment, as an option in its products and may create a conflict of interest for dealers in recommending the fund over another investment.”

8. In Fund summaries—Important additional information about all funds – Tax information, please refer the reader to the variable product prospectus for more information.

Response: As requested, we have added the following statement: “For more information, please see the prospectus (or other offering document) for your variable insurance contract.”

9. Please confirm that the 485(b) filing for the Funds will include the financial highlights that were omitted from the 485(a) filing and disclosure concerning the Funds’ trustees required by IC 29092.

Response: As requested, we confirm that the 485(b) filing includes the financial highlights that were omitted from the 485(a) filing and disclosure concerning the Funds’ trustees required by IC 29092.

Any comments or questions on this filing may be directed to the undersigned at 1-800-225-2465, Ext. 11105.

Very truly yours,

Karen R. Kay
Managing Director and Senior Counsel

cc: Brian D. McCabe, Esq.